FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00248
-------------------------------------------------------------------------

THE ADAMS EXPRESS COMPANY
-------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
-------------------------------------------------------------------------
(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
-------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31, 2009
Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders.

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of The Adams Express Company (the Company) for the six months ended June 30, 2009. Also provided are the report of the independent registered public accounting firm, a schedule of investments, and other financial information.

Net assets of the Company at June 30, 2009 were $10.10 per share on 86,182,914 shares outstanding, compared with $9.61 per share at December 31, 2008 on 87,406,443 shares outstanding. On March 1, 2009, a distribution of $0.05 per share was paid, consisting of $0.02 from 2008 investment income, $0.02 from 2008 long-term capital gain, and $0.01 from 2009 investment income, all taxable in 2009. A 2009 investment income dividend of $0.05 per share was paid June 1, 2009, and another $0.05 per share investment income dividend has been declared to shareholders of record August 14, 2009, payable September 1, 2009.

Net investment income for the six months ended June 30, 2009 amounted to $6,372,633, compared with $11,509,546 for the same six month period in 2008. These earnings are equal to $0.07 and $0.13 per share, respectively.

Net capital gain realized on investments for the six months ended June 30, 2009 amounted to $22,116,960, or $0.26 per share.

We are pleased to report that the Company continues to outperform its benchmarks on both the six month and twelve month periods.

For the six months ended June 30, 2009, the total return on the net asset value (with dividends and capital gains reinvested) of the Company’s shares was 6.5%. The total return on the market value of the Company’s shares for the period was 6.0%. These compare to a 3.2% total return for the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) and a 4.8% total return for the Lipper Large-Cap Core Mutual Fund Average over the same time period.

For the twelve months ended June 30, 2009, the Company’s total return on net asset value was (20.6)% and on market value was (23.5)%. Comparable figures for the S&P 500 and the Lipper Large-Cap Core Mutual Fund Average were (26.2)% and (25.9)%, respectively.

As previously announced, effective July 1, 2009, Mr. Joseph M. Truta retired as President of the Company, concluding 40 years of service. In addition, Ms. Maureen A. Jones retired from the Company as Treasurer and Chief Financial Officer effective June 1, 2009 after 21 years of service. We thank them both for their many contributions over the years and wish them well in their retirement.

Mr. Brian S. Hook was elected to the position of Treasurer by the Board of Directors at its meeting on June 11, 2009. Mr. Douglas G. Ober was elected to the additional position of President of the Company by the Board of Directors at its meeting on July 9, 2009.

Current and potential stockholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, on our website at www.adamsexpress.com. Also available on the website are a history of the Company, historical financial information, and other useful content. Further information regarding stockholder services is located on page 15 of this report.

By order of the Board of Directors,

Douglas G. Ober,

Chairman, President and

Chief Executive Officer

July 9, 2009

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

Assets
Investments* at value:
Common stocks (cost $885,799,702)	$783,717,593
Non-controlled affiliate, Petroleum & Resources Corporation (cost $34,735,404)	44,697,661
Short-term investments (cost $43,562,813)	43,562,813
Securities lending collateral (cost $117,062,061)	117,062,061	$989,040,128
Cash		323,211
Dividends and interest receivable		618,995
Prepaid expenses and other assets		1,980,952
Total Assets		991,963,286
Liabilities
Open written option contracts at value (proceeds $418,687)		217,750
Obligations to return securities lending collateral		117,062,061
Accrued pension liabilities		3,433,639
Accrued expenses		424,761
Total Liabilities		121,138,211
Net Assets		$870,825,075
Net Assets
Common Stock at par value $0.001 per share, authorized 150,000,000 shares; issued and outstanding 86,182,914 shares (includes 104,578 restricted shares, 15,000 nonvested or deferred restricted stock units, and 9,415 deferred stock units) (note 6)		$86,183
Additional capital surplus		944,333,652
Accumulated other comprehensive income (note 5)		(5,431,690)
Undistributed net investment income		1,169,635
Undistributed net realized gain on investments		22,586,210
Unrealized appreciation/(depreciation) on investments		(91,918,915)
Net Assets Applicable to Common Stock		$870,825,075
Net Asset Value Per Share of Common Stock		$10.10

* See Schedule of Investments on pages 9 and 10.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009

Investment Income
Income:
Dividends:
From unaffiliated issuers	$8,950,994
From non-controlled affiliate	459,223
Interest and other income	411,909
Total income	9,822,126
Expenses:
Investment research	1,537,791
Administration and operations	890,556
Directors’ fees	181,285
Transfer agent, registrar, and custodian	172,900
Reports and stockholder communications	138,483
Investment data services	118,165
Travel, training, and other office expenses	96,794
Occupancy	88,765
Auditing and accounting services	69,827
Insurance	57,145
Legal services	22,396
Other	75,386
Total expenses	3,449,493
Net Investment Income	6,372,633
Change in Accumulated Other Comprehensive Income (note 5)	604,105
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	21,163,981
Net realized gain distributed by regulated investment company (non-controlled affiliate)	109,339
Net realized gain on written option contracts	843,640
Change in unrealized appreciation on securities	19,948,089
Change in unrealized appreciation on written option contracts	114,820
Net Gain on Investments	42,179,869
Change in Net Assets Resulting from Operations	$49,156,607

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009	Year Ended December 31, 2008

From Operations:
Net investment income	$6,372,633	$21,085,039
Net realized gain on investments	22,116,960	32,965,241
Change in unrealized appreciation on investments	20,062,909	(522,436,794)
Change in accumulated other comprehensive income (note 5)	604,105	(4,055,632)
Change in net assets resulting from operations	49,156,607	(472,442,146)
Distributions to Stockholders from:
Net investment income	(6,957,226)	(22,378,500)
Net realized gain from investment transactions	(1,765,441)	(32,528,278)
Decrease in net assets from distributions	(8,722,667)	(54,906,778)
From Capital Share Transactions:
Value of shares issued in payment of distributions (note 4)	5,676	17,225,925
Cost of shares purchased (note 4)	(9,747,857)	(28,955,931)
Deferred compensation (notes 4, 6)	121,173	611,546
Change in net assets from capital share transactions	(9,621,008)	(11,118,460)
Total Change in Net Assets	30,812,932	(538,467,384)

Net Assets:
Beginning of period	840,012,143	1,378,479,527
End of period (including undistributed net investment income of $1,169,635 and $1,754,228, respectively)	$870,825,075	$840,012,143

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by Company management and the evaluation of subsequent events through July 16, 2009, the issuance date of the financial statements. Management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Company ultimately realizes upon sale of the securities.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to stockholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost which approximates fair value. Purchased and

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements, summarized as follows:

•	Level 1 — fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
•	Level 2 — fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
•	Level 3 — fair value is determined using the Company’s own assumptions, developed based on the best information available in the circumstances.

The Company’s investments at June 30, 2009 were classified as follows:

	Common stocks	Mutual funds	Written options
Level 1	$828,415,254	$160,624,874	$(217,750)
Level 2	—	—	—
Level 3	—	—	—
Total	$828,415,254	$160,624,874	$(217,750)

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its stockholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at June 30, 2009 was $1,080,649,645 and net unrealized depreciation aggregated $91,609,517, of which the related gross unrealized appreciation and depreciation were $129,053,440 and $220,662,957, respectively.

Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations. Any income tax-related interest or penalties would be classified as income tax expense.

3. Investment Transactions

The Company’s investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff. Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2009 were $93,723,627 and $58,223,705, respectively.

The Company is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written. A schedule of outstanding option contracts as of June 30, 2009 can be found on page 12.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2009 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2008	200	$22,650	732	$94,717
Options written	2,550	362,593	9,200	972,666
Options terminated in closing purchase transactions	(100)	(13,225)	(350)	(49,125)
Options expired	(900)	(105,621)	(6,682)	(704,919)
Options exercised	(250)	(62,599)	(850)	(98,450)
Options outstanding, June 30, 2009	1,500	$203,798	2,050	$214,889

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares, $0.001 par value.

On December 27, 2008, the Company issued 2,149,685 shares of its Common Stock at a price of $8.01 per share (the average market price on December 8, 2008) to stockholders of record on November 21, 2008 who elected to take stock in payment of the year-end distribution from 2008 capital gain and investment income. During 2008, 898 shares were issued at a weighted average price of $10.31 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

During 2009, the Company has issued 757 shares of its Common Stock at a weighted average price of $7.47 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Transactions in Common Stock for 2009 and 2008 were as follows:

	Shares		Amount
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Shares issued in payment of distributions	757	2,150,583	$5,676	$17,225,925
Shares purchased (at a weighted average discount from net asset value of 15.6% and 14.8%, respectively)	(1,257,649)	(2,457,547)	(9,747,857)	(28,955,931)
Net activity under the 2005 Equity Incentive Compensation Plan	33,363	44,560	121,173	611,546
Net change	(1,223,529)	(262,404)	$(9,621,008)	$11,118,460

5. Retirement Plans

The Company’s non-contributory qualified defined benefit pension plan (“qualified plan”) covers all employees with at least one year of service. In addition, the Company has a non-contributory nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service and compensation during the last five years of employment, and effective July 9, 2009, will be frozen as of September 30, 2009.

The funded status of the plans is recognized as an asset (overfunded plan) or a liability (underfunded plan) in the Statement of Assets and Liabilities. Changes in the prior service costs and accumulated actuarial gains and losses are recognized as accumulated other comprehensive income, a component of net assets, in the year in which the changes occur.

The Company’s policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the six months ended June 30, 2009, the Company contributed $475,000 to the plans. The Company does not anticipate any additional significant contributions in 2009.

The following tables aggregate the components of the plans’ net periodic pension cost and changes in accumulated other comprehensive income:

	Six months ended June 30, 2009	Year ended December 31, 2008
Service cost	$148,879	$345,420
Interest cost	285,101	459,209
Expected return on plan assets	(228,855)	(691,794)
Prior service cost component	52,619	95,860
Net loss component	226,452	137,401
Net periodic pension cost	$484,196	$346,096

	Six months ended June 30, 2009	Year ended December 31, 2008
Net gain/(loss)	$325,034	$(4,199,863)
Prior service cost	—	(89,030)
Amortization of net loss	226,452	137,401
Amortization of prior service cost	52,619	95,860
Change in accumulated other comprehensive income	$604,105	$(4,055,632)

The Company also sponsors a defined contribution plan that covers substantially all employees. For the six months ended June 30, 2009, the Company expensed contributions of $106,412. The Company does not provide postretirement medical benefits.

6. Equity-Based Compensation

Although the Stock Option Plan of 1985 (“1985 Plan”) has been discontinued and no further grants will be made under this plan, unexercised grants of stock options and stock appreciation rights granted in 2004 and prior years remain outstanding. The exercise price of the unexercised options and related stock appreciation rights is the fair market value on date of grant, reduced by the per share amount of capital gains paid by the Company during subsequent years. All options and related stock appreciation rights terminate ten years from date of grant, if not exercised.

A summary of option activity under the 1985 Plan as of June 30, 2009, and changes during the six month period then ended, is presented below:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Life (Years)
Outstanding at December 31, 2008	122,396	$11.05	2.80
Exercised	(18,222)	7.31	—
Expired or cancelled	(23,073)	11.77	—
Outstanding at June 30, 2009	81,101	$11.66	2.40
Exercisable at June 30, 2009	64,868	$11.33	2.58

The options outstanding as of June 30, 2009 are set forth below:

Exercise Price	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
$9.00-$10.74	53,237	$9.82	3.09
$10.75-$12.49	—	—	—
$12.50-$14.24	—	—	—
$14.25-$16.00	27,864	15.17	1.06
Outstanding at June 30, 2009	81,101	$11.66	2.40

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award’s vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost/(credit) recognized for the six months ended June 30, 2009 was $0.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The 2005 Equity Incentive Compensation Plan (“2005 Plan”), adopted at the 2005 Annual Meeting, permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 3,413,131 shares of the Company’s Common Stock, including both performance and nonperformance-based restricted stock. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of shares earned contingent on achievement of certain performance targets. If performance targets are not achieved, all or a portion of the performance-based awards are forfeited and become available for future grants. Nonperformance-based restricted stock awards vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. Payment of awards may be deferred if elected. It is the current intention that employee grants will be performance-based. The 2005 Plan provides for accelerated vesting in the event of death or retirement. Non-employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards are granted at fair market value on grant date. The number of shares of Common Stock which remains available for future grants under the 2005 Plan at June 30, 2009 is 3,201,589 shares.

A summary of the status of the Company’s awards granted under the 2005 Plan as of June 30, 2009, and changes during the six month period then ended, is presented below:

Awards	Shares/ Units	Weighted Average Grant-Date Fair Value
Balance at December 31, 2008	129,694	$13.15
Granted:
Restricted stock	48,595	8.21
Restricted stock units	6,750	7.26
Deferred stock units	1,147	7.76
Vested & issued	(50,637)	12.50
Forfeited	(6,556)	12.32
Balance at June 30, 2009 (includes 101,050 performance-based awards and 27,943 nonperformance-based awards)	128,993	$11.13

Compensation costs resulting from awards granted under the 2005 Plan are based on the fair value of the award on grant date (determined by the average of the high and low price on grant date) and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, compensation cost is not recognized and any previously recognized compensation cost is reversed. The total compensation costs for the period ended June 30, 2009 for restricted stock granted to employees were $215,711. The total compensation costs for the period ended June 30, 2009 for restricted stock units granted to non-employee directors were $30,285. As of June 30, 2009, there were total unrecognized compensation costs of $572,687, a component of additional capital surplus, related to nonvested equity-based compensation arrangements granted under the 2005 Plan. Those costs are expected to be recognized over a weighted average period of 1.84 years. The total fair value of shares and units vested during the six month period ended June 30, 2009 was $403,955.

7. Officer and Director Compensation

The aggregate remuneration paid during the six months ended June 30, 2009 to officers and directors amounted to $1,768,271, of which $185,765 was paid as fees and compensation to directors who were not officers. These amounts represent the taxable income to the Company’s officers and directors and therefore differ from the amounts reported in the accompanying Statement of Operations that are recorded and expensed in accordance with generally accepted accounting principles.

8. Portfolio Securities Loaned

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At June 30, 2009, the Company had securities on loan of $113,340,351 and held cash collateral of $117,062,061. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

FINANCIAL HIGHLIGHTS

	Six Months Ended				Year Ended December 31
	June 30, 2009		June 30, 2008		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$9.61		$15.72		$15.72	$15.86	$14.71	$15.04	$14.36

Net investment income	0.07		0.13		0.25	0.30*	0.23	0.22	0.23**

Net realized gains and increase (decrease) in unrealized appreciation	0.49		(2.03)		(5.68)	0.61	1.86	0.32	1.39

Change in accumulated other comprehensive income (note 5)	0.01		0.00		(0.05)	0.00	(0.02)	—	—

Total from investment operations	0.57		(1.90)		(5.48)	0.91	2.07	0.54	1.62

Less distributions

Dividends from net investment income	(0.08)		(0.08)		(0.26)	(0.32)	(0.23)	(0.22)	(0.24)

Distributions from net realized gains	(0.02)		(0.02)		(0.38)	(0.71)	(0.67)	(0.64)	(0.66)

Total distributions	(0.10)		(0.10)		(0.64)	(1.03)	(0.90)	(0.86)	(0.90)

Capital share repurchases	0.02		0.02		0.05	0.04	0.04	0.05	0.02

Reinvestment of distributions	0.00		0.00		(0.04)	(0.06)	(0.06)	(0.06)	(0.06)

Total capital share transactions	0.02		0.02		0.01	(0.02)	(0.02)	(0.01)	(0.04)

Net asset value, end of period	$10.10		$13.74		$9.61	$15.72	$15.86	$14.71	$15.04

Market price, end of period	$8.40		$11.85		$8.03	$14.12	$13.87	$12.55	$13.12

Total Investment Return

Based on market price	6.0%		(15.4)%		(38.9)%	9.4%	17.9%	2.2%	13.2%

Based on net asset value	6.5%		(11.9)%		(34.4)%	6.5%	15.0%	4.5%	12.1%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$870,825		$1,190,421		$840,012	$1,378,480	$1,377,418	$1,266,729	$1,295,549

Ratio of expenses to average net assets	0.86%	†	0.46%	†	0.48%	0.44%	0.50%	0.45%	0.43%

Ratio of net investment income to average net assets	1.58%	†	1.79%	†	1.82%	1.82%	1.50%	1.44%	1.54%

Portfolio turnover	7.90%		8.57%		18.09%	10.46%	10.87%	12.96%	13.43%

Number of shares outstanding at end of period (in 000’s)	86,183		86,648		87,406	87,669	86,838	86,100	86,135

*	In 2007, the Company received $5,100,000, or $0.06 per share, in a special cash dividend from Dean Foods Co., of which $2,295,000, or $0.03 per share, was considered a taxable dividend.
**	In 2004, the Company received $2,400,000, or $0.03 per share, in an extraordinary dividend from Microsoft Corp.
†	Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

June 30, 2009

	Shares	Value (A)
Stocks — 95.1%

Consumer — 22.4%
Consumer Discretionary — 6.9%
Lowe’s Companies, Inc.	600,000	$11,646,000
McDonald’s Corp.	250,000	14,372,500
Newell Rubbermaid Inc. (B)	400,000	4,164,000
Ryland Group Inc. (B)	343,500	5,757,060
Target Corp. (B)(F)	320,000	12,630,400
Walt Disney Co.	480,000	11,198,400

		59,768,360

Consumer Staples — 15.5%
Avon Products, Inc. (F)	435,000	11,214,300
Bunge Ltd. (B)(F)	160,000	9,640,000
Coca-Cola Co. (F)	300,000	14,397,000
CVS/Caremark Corp.	285,000	9,082,950
Dean Foods Co. (C)	425,000	8,155,750
Del Monte Foods Co.	1,300,000	12,194,000
Hansen Natural Corp. (B)(C)	260,000	8,013,200
PepsiCo, Inc. (G)	360,000	19,785,600
Procter & Gamble Co.	315,000	16,096,500
Safeway Inc. (B)	390,000	7,944,300
Unilever plc ADR	800,000	18,800,000

		135,323,600

Energy — 11.6%
Chevron Corp.	150,000	9,937,500
ConocoPhillips (F)	150,000	6,309,000
CONSOL Energy Inc.	200,000	6,792,000
Exxon Mobil Corp. (G)	215,000	15,030,650
Halliburton Co.	300,000	6,210,000
Petroleum & Resources Corporation (D)	2,186,774	44,697,661
Transocean Ltd. (C)	160,000	11,886,400

		100,863,211

Financials — 11.6%
Banking — 10.3%
Bank of America Corp.	1,095,000	14,454,000
Bank of New York Mellon Corp.	403,775	11,834,645
Capital One Financial Corp. (B)	280,000	6,126,400
Goldman Sachs Group, Inc. (F)	20,000	2,948,800
JPMorgan Chase & Co.	335,000	11,426,850
PNC Financial Services Group, Inc. (B)	250,000	9,702,500
State Street Corp. (F)	230,000	10,856,000
Visa Inc. (B)	190,000	11,829,400
Wells Fargo & Co.	425,000	10,310,500

		89,489,095

Insurance — 1.3%
Prudential Financial, Inc.	310,000	11,538,200

Health Care — 15.0%
Abbott Laboratories	320,000	15,052,800
Bristol-Myers Squibb Co.	345,000	7,006,950
Gilead Sciences Inc. (C)	200,000	9,368,000
Hospira Inc. (B)(C)(F)	300,000	11,556,000
Johnson & Johnson (B)	255,000	14,484,000
Medtronic, Inc.	350,000	12,211,500
Pfizer Inc. (B)	1,120,000	16,800,000
Senomyx, Inc. (C)	984,400	2,077,083
Teva Pharmaceutical Industries Ltd. ADR	370,000	18,255,800
UnitedHealth Group Inc. (F)	100,000	2,498,000
Wyeth Co.	325,000	14,751,750
Zimmer Holdings, Inc. (C)	150,000	6,390,000

		130,451,883

Industrials — 12.7%
Cintas Corp.	300,000	6,852,000
Curtiss-Wright Corp.	360,000	10,702,800
Emerson Electric Co.	300,000	9,720,000
General Electric Co.	1,488,000	17,439,360
Harsco Corp.	310,000	8,773,000
Illinois Tool Works Inc. (B)	250,000	9,335,000
Masco Corp. (B)	450,000	4,311,000
Oshkosh Corp. (B)	330,000	4,798,200
Spirit AeroSystems Holdings, Inc. (C)	720,000	9,892,800
Tata Motors Ltd. ADR	1,000,000	8,520,000
3M Co. (B)	80,000	4,808,000
United Technologies Corp.	300,000	15,588,000

		110,740,160

Information Technology — 14.7%
Communication Equipment — 0.9%
Corning Inc.	500,000	8,030,000

Computer Related — 9.9%
Automatic Data Processing Inc. (B)	300,000	10,632,000
Cisco Systems, Inc. (C)	850,000	15,844,000
Dell Inc. (C)	585,000	8,032,050
Microsoft Corp.	1,180,000	28,048,600
Oracle Corp.	1,100,000	23,562,000

		86,118,650

Electronics — 3.9%
Broadcom Corp. (B)(C)(F)	400,000	9,916,000
Intel Corp.	840,000	13,902,000
QUALCOMM Inc.	230,000	10,396,000

		34,214,000

SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2009

	Shares	Value (A)
Materials — 1.4%
du Pont (E.I.) de Nemours and Co.	460,000	$11,785,200

Telecom Services — 1.1%
AT&T Corp.	400,000	9,936,000

Utilities — 4.6%
MDU Resources Group, Inc.	562,500	10,670,625
Northeast Utilities	350,000	7,808,500
Northwest Natural Gas Co.	200,000	8,864,000
Spectra Energy Corp.	305,780	5,173,798
WGL Holdings, Inc.	238,600	7,639,972

		40,156,895

Total Stocks (Cost $920,535,106)		828,415,254

Short-Term Investments — 5.0%
Money Market Funds — 5.0%
Fidelity Institutional Money Market – Government Portfolio, 0.25% (E)	80,041	80,041
Fidelity Institutional Money Market – Treasury Only Portfolio, 0.13% (E)	2,703	2,703
Fidelity Institutional Money Market – Treasury Portfolio, 0.14% (E)	4,493	4,493

RBC U.S. Government Money Market (Institutional Class I), 0.29% (E)	19,509,257	19,509,257
Vanguard Federal Money Market, 0.26% (E)	3,954,755	3,954,755
Vanguard Admiral Treasury Money Market, 0.18% (E)	1,093	1,093
Western Asset Institutional Government Money Market (Class I), 0.31% (E)	20,010,471	20,010,471

		43,562,813

Total Short-Term Investments (Cost $43,562,813)		43,562,813

Total Securities Lending Collateral — 13.4% (Cost $117,062,061)
Money Market Funds — 13.4%
Invesco Aim Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.53% (E)		117,062,061

Total Investments — 113.5% (Cost $1,081,159,980)		989,040,128
Cash, receivables, prepaid expenses and other assets, less liabilities — (13.5)%		(118,215,053)

Net Assets — 100%		$870,825,075

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange or the NASDAQ.
(B)	A portion of shares held are on loan. See note 8 to financial statements.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $8,125,700.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate value to deliver upon exercise of $5,877,500.

PORTFOLIO SUMMARY

June 30, 2009

(unaudited)

Ten Largest Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corporation*	$44,697,661	5.1%
Microsoft Corp.	28,048,600	3.2
Oracle Corp.	23,562,000	2.7
PepsiCo, Inc.	19,785,600	2.3
Unilever plc ADR	18,800,000	2.2
Teva Pharmaceutical Industries Ltd. ADR	18,255,800	2.1
General Electric Co.	17,439,360	2.0
Pfizer Inc.	16,800,000	1.9
Procter & Gamble Co.	16,096,500	1.9
Cisco Systems, Inc.	15,844,000	1.8

	$219,329,521	25.2%

*Non-controlled affiliate

Sector Weightings

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

June 30, 2009

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Value

COVERED CALLS
100	Avon Products, Inc.	$ 30	Oct	09	$5,500
200	Broadcom Corp.	30	Aug	09	8,000
100	Bunge Ltd.	70	Jul	09	1,500
150	Bunge Ltd.	85	Jul	09	750
100	Coca-Cola Co.	50	Jul	09	2,000
100	ConocoPhillips	45	Aug	09	9,000
200	Goldman Sachs Group, Inc.	150	Jul	09	75,000
150	Hospira Inc.	40	Aug	09	22,500
100	State Street Corp.	55	Aug	09	10,000
150	Target Corp.	47.50	Jul	09	300
150	UnitedHealth Group lnc.	30	Jul	09	750

1,500					135,300

COLLATERALIZED PUTS
150	Bunge Ltd.	35	Jul	09	750
250	Capital One Financial Corp.	17.50	Jul	09	3,750
250	Capital One Financial Corp.	20	Jul	09	12,500
100	Capital One Financial Corp.	16	Sep	09	8,000
250	Gilead Sciences Inc.	39	Jul	09	2,500
100	Hansen Natural Corp.	27	Aug	09	8,500
150	Hansen Natural Corp.	25	Sep	09	12,000
150	Medtronic, Inc.	30	Jul	09	1,500
100	Medtronic, Inc.	29	Aug	09	3,500
100	PNC Financial Services Group, Inc.	31	Aug	09	8,000
100	PNC Financial Services Group, Inc.	32.50	Aug	09	10,500
100	Procter & Gamble Co.	40	Jul	09	500
100	Prudential Financial, Inc.	35	Jul	09	10,000
150	QUALCOMM Inc.	34	Jul	09	450

2,050					82,450

					$217,750

Common Stock

Listed on the New York Stock Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke LLP

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Transfer Agent & Registrar: American Stock Transfer & Trust Co.

Custodian of Securities: Brown Brothers Harriman & Co.

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended June 30, 2009

(unaudited)

	Shares
	Additions	Reductions	Held June 30, 2009
Bank of America Corp.	210,000		1,095,000
Capital One Financial Corp.	280,000		280,000
Dean Foods Co.	85,000		425,000
Gilead Sciences Inc.	200,000		200,000
JPMorgan Chase & Co.	210,000		335,000
Medtronic, Inc.	40,000		350,000
PNC Financial Services Group, Inc.	50,000		250,000
QUALCOMM Inc.	230,000		230,000
UnitedHealth Group Inc.	100,000		100,000
WGL Holdings, Inc.	125,000		238,600
Atmos Energy		123,400	—
Goldman Sachs Group, Inc.		40,000	20,000
Hansen Natural Corp.		115,000	260,000
Schlumberger Ltd.		105,000	—
3M Co.		80,000	80,000

HISTORICAL FINANCIAL STATISTICS

(unaudited)

Dec. 31	Value Of Net Assets	Shares Outstanding*	Net Asset Value Per Share*	Market Value Per Share*	Dividends From Investment Income Per Share*		Distributions From Net Realized Gains Per Share*		Total Dividends and Distributions Per Share*		Annual Rate of Distribution**
1999	$2,170,801,875	80,842,241	$26.85	$22.38	$.26		$1.37		$1.63		8.53%
2000	1,951,562,978	82,292,262	23.72	21.00	.22		1.63		1.85		7.76
2001	1,368,366,316	85,233,262	16.05	14.22	.26		1.39		1.65		9.44
2002	1,024,810,092	84,536,250	12.12	10.57	.19		.57		.76		6.14
2003	1,218,862,456	84,886,412	14.36	12.41	.17		.61		.78		6.80
2004	1,295,548,900	86,135,292	15.04	13.12	.24		.66		.90		7.05
2005	1,266,728,652	86,099,607	14.71	12.55	.22		.64		.86		6.65
2006	1,377,418,310	86,838,223	15.86	13.87	.23		.67		.90		6.80
2007	1,378,479,527	87,668,847	15.72	14.12	.32		.71		1.03		7.15
2008	840,012,143	87,406,443	9.61	8.03	.26		.38		.64		5.61
June 30, 2009	870,825,075	86,182,914	10.10	8.40	.13	†	.02	†	.15	†	—

*	Adjusted to reflect the 3-for-2 stock split effected in October 2000.
**	The annual rate of distribution is the total dividends and capital gain distributions during the year divided by the average daily market price of the Company’s Common Stock.
†	Paid or declared.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of The Adams Express Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Adams Express Company (the “Company”) at June 30, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

July 16, 2009

OTHER INFORMATION

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to stockholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the heading “Financial Reports” and then “All Other SEC Filings”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information as to how the Company voted proxies relating to portfolio securities during the 12 month period ended June 30, 2009 are available (i) without charge, upon request, by calling the Company’s toll free number at (800) 638-2479; (ii) on the Company’s website by clicking on “Corporate Information” heading on the website; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Privacy Policy

In order to conduct its business, the Company, through its transfer agent, currently American Stock Transfer & Trust Company, collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

STOCKHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share

Reinvestment of Dividends*
Service Fee	2% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share

Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share

Deposit of Certificates for safekeeping $7.50
Book to Book Transfers	Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Stockholders

For stockholders whose stock is held by a broker in “street” name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in AST’s Plan or contact AST.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, General Counsel and Secretary

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

American Stock Transfer & Trust Company

Address Stockholder Inquiries to:

Stockholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

Investors Choice Mailing Address:

Attention: Dividend Reinvestment

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Website: www.amstock.com

E-mail: info@amstock.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [2,4]	Roger W. Gale [1,4,5]
Phyllis O. Bonanno [2,4]	Thomas H. Lenagh [2,3]
Kenneth J. Dale [3,4]	Kathleen T. McGahran [1,3,5]
Daniel E. Emerson [1,3,5]	Douglas G. Ober [1]
Frederic A. Escherich [2,3]	Craig R. Smith [1,4],5
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee
5.	Member of Nominating and Governance Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
David D. Weaver	Executive Vice President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
David R. Schiminger	Vice President—Research
D. Cotton Swindell	Vice President—Research
Brian S. Hook	Treasurer
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (6/30/09)	$8.40
Net Asset Value (6/30/09)	$10.10
Discount:	16.8%

New York Stock Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper stock listings are generally under the abbreviation: AdaEx

Distributions in 2009

From Investment Income (paid or declared)	$0.13
From Net Realized Gains	0.02

Total	$0.15

2009 Dividend Payment Dates

March 1, 2009

June 1, 2009

September 1, 2009

December 28, 2009*

*Anticipated

ITEM 2. Code of Ethics.

Item not applicable to semi-annual report.

ITEM 3. Audit Committee Financial Expert.

Item not applicable to semi-annual report.

ITEM 4. Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

ITEM 5. Audit Committee of Listed Registrants.

Item not applicable to semi-annual report.

ITEM 6. Investments.

(a) This schedule is included as part of the report to stockholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item not applicable to semi-annual report.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Item not applicable to semi-annual report.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	Total Number of Shares (or Units Purchased)		Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs		Maximum Number of Shares (or Units) That May Yet Be Purchased Under the Plans or Programs
	---------------------		---------------------	---------------------		---------------------
January 2009	206,800		$7.64	206,800		3,817,424
February 2009	81,100		$6.87	81,100		3,736,324
March 2009	388,775		$7.08	388,775		3,347,549
April 2009	88,500		$8.05	88,500		3,259,049
May 2009	268,826		$8.35	268,826		2,990,223
June 2009	223,648		$8.49	223,648		2,766,575	(2)
	---------------------		---------------------	---------------------
Total	1,257,649	(1)	$7.75	1,257,649	(2)

(1) There were no shares purchased other than through a publicly announced plan or program.

(2.a) The Plan was announced on December 11, 2008.

(2.b) The share amount approved in 2008 was 5% of outstanding shares, or 4,275,332 shares, of which 251,108 shares were purchased in December 2008.

(2.c) Unless reapproved, the Plan will expire on or about December 11, 2009.

(2.d) None.

(2.e) None.

ITEM 10. Submissions of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors made or implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. Exhibits.

(a)

(1) Not applicable. See registrant's response to Item 2 above.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

(3) Written solicitation to purchases securities: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President, and Chief Executive Officer
(Principal Executive Officer)

Date:	July 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President, and Chief Executive Officer
(Principal Executive Officer)

Date:	July 16, 2009

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	July 16, 2009